Property and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
5. Property and Equipment

Property and equipment consist of the following:

	December 31,
	2014	2013
Laboratory equipment	$1,454,000	$431,000
Office and computer equipment	59,000	65,000
Leasehold improvements	185,000	—
Total gross fixed assets	1,698,000	496,000
Less: accumulated depreciation and amortization	(478,000)	(351,000)
Property and equipment, net	$1,220,000	$145,000

Depreciation expense totaled $127,000 and $82,000 for the years ended December 31, 2014 and 2013, respectively.

	Gross	Accumulated	Property and
	Fixed Assets	Depreciation	Equipment, net
December 31, 2013	$496,000	$(351,000)	$145,000
2014 Additions	1,202,000	—	1,202,000
Depreciation expense	—	(127,000)	(127,000)
December 31, 2014	$1,698,000	$(478,000)	$1,220,000

The Company’s Slovenia manufacturing facility accounted for $1,161,000 of its consolidated net property and equipment at December 31, 2014.